Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
June 30, 2025
FBF-Y25-NPRT1-0825
1.9892469.106
Bond Funds - 44.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	118,587	1,187,058
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	32,707,903	252,177,932
Fidelity Series Corporate Bond Fund (b)	12,968,819	121,777,206
Fidelity Series Emerging Markets Debt Fund (b)	1,604,636	12,997,549
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	404,547	3,887,694
Fidelity Series Floating Rate High Income Fund (b)	260,131	2,304,761
Fidelity Series Government Bond Index Fund (b)	21,817,992	200,289,162
Fidelity Series High Income Fund (b)	1,515,825	13,339,260
Fidelity Series International Developed Markets Bond Index Fund (b)	13,992,536	122,014,916
Fidelity Series Investment Grade Bond Fund (b)	18,635,849	188,222,078
Fidelity Series Investment Grade Securitized Fund (b)	12,956,485	116,219,673
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,479,114	104,797,634
Fidelity Series Real Estate Income Fund (b)	241,947	2,424,313
TOTAL BOND FUNDS (Cost $1,229,651,177)		1,141,639,236

Domestic Equity Funds - 30.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	8,608,801	177,943,919
Fidelity Series Commodity Strategy Fund (b)	51,183	4,651,493
Fidelity Series Large Cap Growth Index Fund (b)	4,253,805	114,469,886
Fidelity Series Large Cap Stock Fund (b)	4,095,412	106,030,226
Fidelity Series Large Cap Value Index Fund (b)	12,456,238	214,870,110
Fidelity Series Small Cap Core Fund (b)	4,102,702	47,837,509
Fidelity Series Small Cap Opportunities Fund (b)	1,520,079	22,208,359
Fidelity Series Value Discovery Fund (b)	4,756,025	76,904,916
TOTAL DOMESTIC EQUITY FUNDS (Cost $566,929,036)		764,916,418

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,481,549	45,635,692
Fidelity Series Emerging Markets Fund (b)	3,945,470	40,283,251
Fidelity Series Emerging Markets Opportunities Fund (b)	7,552,292	161,770,096
Fidelity Series International Growth Fund (b)	5,121,382	101,659,433
Fidelity Series International Index Fund (b)	2,675,055	38,253,291
Fidelity Series International Small Cap Fund (b)	1,664,428	33,022,246
Fidelity Series International Value Fund (b)	6,657,508	101,660,152
Fidelity Series Overseas Fund (b)	6,259,746	101,407,884
Fidelity Series Select International Small Cap Fund (b)	151,330	2,015,710
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $482,786,724)		625,707,755

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,470,000	1,468,460
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,250,000	1,247,700
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	2,120,000	2,114,359
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	1,690,000	1,684,131
US Treasury Bills 0% 8/28/2025 (d)	4.27 to 4.28	690,000	685,192
US Treasury Bills 0% 9/4/2025 (d)	4.29	180,000	178,616
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,378,467)			7,378,458

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,974,619)	4.32	3,973,825	3,974,619

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,290,720,023)	2,543,616,486
NET OTHER ASSETS (LIABILITIES) - 0.0%	(375,713)
NET ASSETS - 100.0%	2,543,240,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	209	Sep 2025	28,023,765	239,751	239,751
ICE MSCI Emerging Markets Index Contracts (United States)	180	Sep 2025	11,101,500	223,752	223,752

TOTAL EQUITY CONTRACTS					463,503

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	642	Sep 2025	71,974,219	1,547,560	1,547,560
CBOT US Treasury Long Bond Contracts (United States)	232	Sep 2025	26,752,500	1,066,706	1,066,706

TOTAL INTEREST RATE CONTRACTS					2,614,266

TOTAL PURCHASED					3,077,769

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	160	Sep 2025	50,030,000	(1,768,793)	(1,768,793)

TOTAL FUTURES CONTRACTS					1,308,976
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,704,164.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,602,563	13,461,042	17,088,986	49,844	-	-	3,974,619	3,973,825	0.0%
Total	7,602,563	13,461,042	17,088,986	49,844	-	-	3,974,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,172,621	63,799	56,296	4,363	198	6,736	1,187,058	118,587
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	233,132,190	28,727,507	8,680,610	900,604	(522,334)	(478,822)	252,177,931	32,707,903
Fidelity Series Blue Chip Growth Fund	162,974,877	8,382,644	24,813,404	-	136,381	31,263,421	177,943,919	8,608,801
Fidelity Series Canada Fund	38,663,189	2,566,269	1,400,606	-	16,587	5,790,253	45,635,692	2,481,549
Fidelity Series Commodity Strategy Fund	4,720,179	237,741	156,915	-	1,486	(150,998)	4,651,493	51,183
Fidelity Series Corporate Bond Fund	112,400,834	12,370,922	3,894,655	1,350,310	(125,578)	1,025,683	121,777,206	12,968,819
Fidelity Series Emerging Markets Debt Fund	12,387,803	839,009	431,520	185,218	(989)	203,245	12,997,548	1,604,636
Fidelity Series Emerging Markets Debt Local Currency Fund	3,561,497	166,417	109,840	-	12	269,608	3,887,694	404,547
Fidelity Series Emerging Markets Fund	36,769,891	1,808,525	2,479,250	-	(41,139)	4,225,224	40,283,251	3,945,470
Fidelity Series Emerging Markets Opportunities Fund	147,169,722	7,213,543	9,915,285	-	(462,419)	17,764,534	161,770,095	7,552,292
Fidelity Series Floating Rate High Income Fund	2,214,451	163,784	78,459	44,911	(367)	5,352	2,304,761	260,131
Fidelity Series Government Bond Index Fund	182,174,019	24,242,433	6,018,905	1,718,260	(250,745)	142,360	200,289,162	21,817,992
Fidelity Series High Income Fund	12,545,237	850,302	423,675	208,398	(584)	367,980	13,339,260	1,515,825
Fidelity Series International Developed Markets Bond Index Fund	114,935,886	9,606,157	3,991,673	561,041	3,674	1,460,872	122,014,916	13,992,536
Fidelity Series International Growth Fund	88,493,525	8,627,727	5,731,208	-	212,131	10,057,258	101,659,433	5,121,382
Fidelity Series International Index Fund	34,377,937	2,140,138	2,303,593	-	52,939	3,985,870	38,253,291	2,675,055
Fidelity Series International Small Cap Fund	31,250,407	389,180	4,093,096	-	(408,713)	5,884,468	33,022,246	1,664,428
Fidelity Series International Value Fund	98,351,781	5,036,292	13,262,542	-	639,070	10,895,551	101,660,152	6,657,508
Fidelity Series Investment Grade Bond Fund	172,924,094	20,343,545	5,649,008	1,873,415	(155,824)	759,271	188,222,078	18,635,849
Fidelity Series Investment Grade Securitized Fund	108,754,321	11,168,298	3,757,264	1,235,767	(471,744)	526,062	116,219,673	12,956,485
Fidelity Series Large Cap Growth Index Fund	103,291,014	5,856,432	12,531,720	157,234	120,316	17,733,844	114,469,886	4,253,805
Fidelity Series Large Cap Stock Fund	95,026,560	5,951,554	9,385,990	-	194,855	14,243,247	106,030,226	4,095,412
Fidelity Series Large Cap Value Index Fund	201,549,623	12,942,707	7,266,350	-	(56,223)	7,700,353	214,870,110	12,456,238
Fidelity Series Long-Term Treasury Bond Index Fund	101,403,069	9,212,425	3,370,110	948,736	634	(2,448,384)	104,797,634	19,479,114
Fidelity Series Overseas Fund	90,306,492	5,198,905	5,738,729	-	117,954	11,523,262	101,407,884	6,259,746
Fidelity Series Real Estate Income Fund	2,350,071	149,359	84,629	34,448	518	8,994	2,424,313	241,947
Fidelity Series Select International Small Cap Fund	426,291	1,350,475	6,641	-	(234)	245,819	2,015,710	151,330
Fidelity Series Small Cap Core Fund	46,419,671	2,216,518	4,209,315	-	(255,369)	3,666,004	47,837,509	4,102,702
Fidelity Series Small Cap Opportunities Fund	20,700,534	998,322	1,405,783	-	(72,488)	1,987,774	22,208,359	1,520,079
Fidelity Series Value Discovery Fund	72,672,212	4,394,144	2,347,547	-	(70,533)	2,256,640	76,904,916	4,756,025
	2,333,119,998	193,215,073	143,594,618	9,222,705	(1,398,528)	150,921,481	2,532,263,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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